Victory Portfolios III

Victory International Fund

Fund Shares, Institutional Shares, and Class R6

(the “Fund”)

Supplement dated February 2, 2026

to the Summary Prospectus and Prospectus dated July 1, 2025

The following pertains to Wellington Management Company LLP (“Wellington Management”), a subadviser for the Fund.

James H. Shakin, CFA and Andrew M. Corry, CFA have announced their plans to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2026, they will no longer serve as portfolio managers for the Fund. Messrs. Shakin’s and Corry’s portfolio management responsibilities for the Fund will transition to Tarit Rao-Chakravorti, Tyler J. Brown, CFA, and Keith E. White in the months leading up to their departure. Accordingly, effective immediately, the table under the heading “Portfolio Management” in the above- referenced Summary Prospectus is deleted in its entirety and replaced with the following:

	Title	Tenure with the Fund
U-Wen Kok	Chief Investment Officer, RS Global	Since 2019
Adam Mezan	Portfolio Manager, RS Global	Since 2019
Peter S. Carpenter	Senior Portfolio Manager, Trivalent	Since 2019
Jeffrey R. Sullivan	Senior Portfolio Manager, Trivalent	Since 2019
Mannik S. Dhillon, CFA, CAIA	President, Investment Franchises & Solutions	Since 2019
James H. Shakin, CFA*	Senior Managing Director and Equity Portfolio	Since 2015
Manager, Wellington Management
Andrew M. Corry, CFA*	Senior Managing Director and Equity Portfolio	Since 2015
Manager, Wellington Management
Tarit Rao-Chakravorti	Senior Managing Director and Equity Portfolio	Since 2026
Manager, Wellington Management
Tyler J. Brown, CFA	Senior Managing Director and Equity Portfolio	Since 2026
Manager, Wellington Management
Keith E. White	Senior Managing Director and Equity Portfolio	Since 2026
Manager, Wellington Management

*James H. Shakin, CFA and Andrew M. Corry, CFA announced their plans to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2026, they will no longer serve as portfolio managers for the Fund. Messrs. Shakin’s and Corry’s portfolio management responsibilities for the Fund will transition to Tarit Rao-Chakravorti, Tyler J. Brown, CFA, and Keith E. White in the months leading up to their departure.

Under Wellington Management in the Portfolio Management subsection under the section titled “Organization and Management of the Fund” found on page 17 of the Prospectus the following information is added:

Tyler J. Brown, CFA, Senior Managing Director, Partner, and Equity Portfolio Manager, is a portfolio manager in Global Equity Portfolio Management on the International Contrarian Value Team. He conducts fundamental analysis on contrarian equity investments across sectors. Mr. Brown joined Wellington Management in 2015. He earned his BA in history with general and departmental honors from the University of Chicago (2005) and holds the Chartered Financial Analyst (“CFA”) designation. Mr. Brown has been a co-portfolio manager of the Fund since 2026.

Tarit Rao-Chakravorti, Senior Managing Director, Partner, and Equity Portfolio Manager, is a portfolio manager in Global Equity Portfolio Management on the International Contrarian Value Team. He conducts fundamental analysis on contrarian equity investments across sectors. Mr. Rao-Chakravorti first joined Wellington Management (2012 – 2015) in Equity Product Management, where he covered contrarian, natural resources, and quantitative equity portfolios and rejoined Wellington Management in 2018. He completed an MBA internship at the firm with the International Contrarian Value Team. He earned his MBA with certificates in finance and sustainability from the Massachusetts Institute of Technology (Sloan, 2018), where he was named a Goss Fellow, and his BA with honors in economics and peace and conflict studies from Swarthmore College (2012). Mr. Rao-Chakravorti has been a co- portfolio manager of the Fund since 2026.

Keith E. White, Senior Managing Director, Partner, and Equity Portfolio Manager, is the equity portfolio manager of Global Capital Cycles, and a member of the Contrarian Value investment team. Previously, Mr. White was a Global

Industry Analyst and responsible for managing materials portfolios in research-based investment accounts. In addition, he was the sector team leader for the Materials team within Global Industry Research. Mr. White joined Wellington Management in 2007. He graduated from James Madison University with a BS in economics (2001) and earned his MBA from the Tuck School of Business at Dartmouth (2007). Mr. White has been a co-portfolio manager of the Fund since 2026.

Effective December 31, 2026, Messrs. Shakin and Corry will no longer serve as portfolio managers for the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34269-00-0226

Victory Portfolios III

Victory International Fund

Fund Shares, Institutional Shares, and Class R6

(the “Fund”)

Supplement dated February 2, 2026

to the Statement of Additional Information (“SAI”) dated July 1, 2025

The following pertains to Wellington Management Company LLP (“Wellington Management”), a subadviser for the Fund.

James H. Shakin, CFA and Andrew M. Corry, CFA have announced their plans to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2026, they will no longer serve as portfolio managers for the Fund. Messrs. Shakin’s and Corry’s portfolio management responsibilities for the Fund will transition to Tarit Rao-Chakravorti, Tyler J. Brown, CFA, and Keith E. White in the months leading up to their departure. Accordingly, effective immediately, Mr. Rao-Chakravorti, Mr. Brown, and Mr. White have been added to the table under the subsection titled Wellington Management under the heading “Portfolio Management” in the above- referenced SAI as follows:

The following table sets forth other accounts for which the Victory International Fund portfolio managers were primarily responsible for the day-to-day portfolio management as of December 31, 2025.

		Registered	Other Pooled		Other
	Investment		Investment		Accounts
	Companies			Vehicle
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in
						Millions)
Tarit Rao-	1	$11,892,018,324	2	$1,098,591	0	$0
Chakravorti
Tyler J. Brown	1	$11,892,018,324	2	$1,098,591	0	$0
Keith E. White	2	$14,794,517,689	4	$224,901,317	0	$0

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of December 31, 2025.

	Registered		Other Pooled			Other
	Investment		Investment		Accounts
	Companies		Vehicle
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Tarit Rao-	0	$0	0	$0	0	$0
Chakravorti
Tyler J. Brown	0	$0	0	$0	0	$0
Keith E. White	1	$2,902,499,365	1	$2,582,422	0	$0

Portfolio Ownership: As of December 31, 2025, no portfolio managers of Wellington Management beneficially owned any shares of the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34270-00-0226